Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2021
Annual Return 2022	(2.84%)
Annual Return 2023	4.65%
Annual Return 2024	4.86%